FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following table sets out the Company's financial assets measured at fair value on a recurring basis as at December 31, 2018 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$10,055	$—	$10,055
Equity securities	61,245	15,287	—	76,532
Fair value of derivative financial instruments	—	180	—	180
Total financial assets	$61,245	$25,522	$—	$86,767
Financial liabilities:
Fair value of derivative financial instruments	$—	$8,325	$—	$8,325
Total financial liabilities	$—	$8,325	$—	$8,325

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2017 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$12,000	$—	$12,000
Equity securities	110,664	12,111	—	122,775
Fair value of derivative financial instruments	—	17,240	—	17,240
Total financial assets	$110,664	$41,351	$—	$152,015